Share-Based Payment (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Share Based Payment Award [Line Items]
Options outstanding at end of year	6,200,000	7,355,833
Range of Exercise Prices One [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding at end of year	2,150,000	2,362,500
Weighted average remaining contractual life	7 years 2 months 27 days	7 years 6 months 18 days
Range of Exercise Prices One [Member] | Bottom of range [Member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 0	$ 0
Range of Exercise Prices One [Member] | Top of range [Member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 0.14	$ 0.14
Range of Exercise Prices Two [Member]
Schedule of Share Based Payment Award [Line Items]
Options outstanding at end of year	4,050,000	4,993,333
Weighted average remaining contractual life	6 years 1 month 13 days	5 years 10 months 10 days
Range of Exercise Prices Two [Member] | Bottom of range [Member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 0.15	$ 0.15
Range of Exercise Prices Two [Member] | Top of range [Member]
Schedule of Share Based Payment Award [Line Items]
Range of exercise prices	$ 1.6	$ 1.6